Shareholders' equity - Issued and outstanding common shares (Details) - shares shares in Thousands		12 Months Ended
	Jul. 30, 2020	Jun. 30, 2022	Jun. 30, 2021
Shares issued and outstanding
Balance at the beginning (in shares)		19,021,642	10,869,676
Shares issued for business combination		1,494,536	3,018,685
Shares issued for acquisition costs			18,456
Shares issued as instalment for shares to be issued		857,142
Shares issued through short term prospectus	5,000,857		5,000,857
Shares issued upon exercise of options		66,340	113,968
Rounding of fractional shares in 2021 after share consolidation		(28)
Balance at the end (in shares)		21,439,632	19,021,642